UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe and Russia Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS — JANUARY 31, 2013 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 71.9%
	COMMON STOCKS – 67.8%
	AIRLINES – 0.7%
2,000,000	Aeroflot - Russian Airlines OJSC	$3,564,920
	CHEMICALS – 3.3%
450,000	Uralkali (GDR) Reg S	17,163,000
	COMMERCIAL BANKS – 11.2%
14,000,000	Sberbank	50,990,800
1,730,000	VTB Bank (GDR) Reg S	6,323,150
		57,313,950
	CONSTRUCTION MATERIALS – 1.0%
1,000,000	LSR Group (GDR) Reg S	5,015,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
500,000	Rostelecom	2,016,550
	ELECTRIC UTILITIES – 0.5%
216,633	OJSC Enel OGK-5 (GDR)*	619,722
750,000	RusHydro (ADR)	1,836,750
		2,456,472
	FOOD & STAPLES RETAILING – 3.0%
350,000	Magnit (GDR) Reg S	15,561,000
	INTERNET SOFTWARE & SERVICES – 1.9%
77,000	Mail.Ru Group (GDR) Reg S	2,561,790
300,000	Yandex*	7,233,000
		9,794,790
	METALS & MINING – 7.0%
500,000	Mechel Steel Group†	3,275,000
57,884	MMC Norilsk Nickel	11,528,056
325,000	MMC Norilsk Nickel (ADR)†	6,461,000
200,000	Novolipetsk Steel OJSC	4,240,000
1,500,000	Polyus Gold International*	5,326,608
400,000	Severstal	5,020,072
		35,850,736
Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS – 30.6%
3,198,000	Gazprom	$15,126,540
4,200,000	Gazprom (ADR)†	39,564,000
300,000	LUKOIL	20,186,850
415,000	LUKOIL (ADR)	28,000,880
190,000	NovaTek (GDR) Reg S	22,249,000
550,000	Rosneft Oil (GDR) Reg S	4,840,000
600,000	Surgutneftegaz (ADR)†	6,222,000
450,000	Tatneft (ADR)	20,776,500
		156,965,770
	SPECIALTY RETAIL – 1.3%
750,000	M Video	6,618,525
	WIRELESS TELECOMMUNICATION SERVICES – 6.9%
300,000	MegaFon*	8,103,000
1,200,000	Mobile Telesystems	10,243,680
200,000	Mobile Telesystems (ADR)†	3,746,560
250,000	Mobile Telesystems (GDR) Reg S	4,683,200
400,000	Sistema JSFC (GDR) Reg S	8,800,000
		35,576,440
	Total Common Stocks (cost $261,667,558)	347,897,153
	PREFERRED STOCKS – 4.1%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
1,600,000	Rostelecom (cost $5,151,597)	4,717,120
	OIL, GAS & CONSUMABLE FUELS – 3.2%
2,000	AK Transneft (cost $2,715,420)	4,693,280
5,000,000	Surgutneftegaz (cost $3,097,934)	3,804,000
1,000,000	Surgutneftegaz (ADR) (cost $4,690,963)	7,615,300
		16,112,580
	Total Preferred Stocks (cost $15,655,914)	20,829,700

7

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 71.9% (continued)
	RIGHTS – 0.0%
	ELECTRIC UTILITIES – 0.0%
750,000	RusHydro, Expiration Date 02/15/2013* (cost $0)	$0
	Total Rights (cost $0)	0
	Total Investments in Russia (cost $277,323,472)	368,726,853
INVESTMENTS IN TURKEY – 15.5%
	AUTOMOBILES – 0.5%
400,000	Tofas Turk Otomobil Fabrikasi	2,410,049
	COMMERCIAL BANKS – 7.7%
1,750,000	Akbank	8,852,953
1,900,000	Turkiye Garanti Bankasi	9,525,379
800,000	Turkiye Halk Bankasi	7,912,238
1,250,000	Turkiye IS Bankasi	4,618,314
2,000,000	Turkiye Vaklifar Bakasi	5,843,233
1,000,000	Yapi ve Kredi Bankasi*	2,932,985
		39,685,102
	CONSTRUCTION & ENGINEERING – 0.9%
1,175,000	Tekfen Holding	4,808,731
	DIVERSIFIED FINANCIAL SERVICES – 0.6%
500,000	Haci Omer Sabanci Holding	2,884,670
	FOOD & STAPLES RETAILING – 1.6%
115,000	Bim Birlesik Magazalar	5,572,529
175,000	Bizim Toptan Satis Magazalari	2,904,564
		8,477,093
	INDUSTRIAL CONGLOMERATES – 0.4%
725,000	Enka Insaat ve Sanayi	2,175,865
	INSURANCE – 0.5%
850,000	Anadolu Hayat Emeklilik	2,425,397
	METALS & MINING – 1.2%
150,000	Koza Altin Isletmeleri	3,691,809
800,000	Koza Anadolu Metal Madencilik Isletmeleri*	2,291,821
		5,983,630
Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS – 0.4%
75,000	Tupras Turkiye Petrol Rafinerileri	$2,067,584
	TRANSPORTATION INFRASTRUCTURE – 1.0%
850,000	TAV Havalimanlari Holding	5,290,456
	WIRELESS TELECOMMUNICATION SERVICES – 0.7%
550,000	Turkcell Iletism Hizmetleri*	3,423,237
	Total Investments in Turkey (cost $48,336,297)	79,631,814
INVESTMENTS IN POLAND – 8.6%
	COMMERCIAL BANKS – 4.0%
105,000	Bank Pekao	5,160,655
1,400,000	Powszechna Kasa Oszczednosci Bank Polski†	15,656,021
		20,816,676
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
1,285,231	Telekomunikacja Polska	4,980,389
	INSURANCE – 1.3%
50,000	Powszechny Zaklad Ubezpieczen	6,579,585
	METALS & MINING – 2.3%
190,000	KGHM Polska Miedz	11,590,080
	Total Investments in Poland (cost $28,804,372)	43,966,730
INVESTMENTS IN CZECH REPUBLIC – 2.0%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.2%
350,000	Telefonica Czech Republic	6,038,752
	ELECTRIC UTILITIES – 0.8%
125,000	Ceske Energeticke Zavody	4,039,517
	Total Investments in Czech Republic (cost $7,415,305)	10,078,269

8

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN HUNGARY – 1.2%
	COMMERCIAL BANKS – 1.2%
300,000	OTP Bank	$6,443,074
	Total Investments in Hungary (cost $1,642,741)	6,443,074
	Total Investments in Common and Preferred Stocks – 99.2% (cost $363,522,187)	508,846,740
SECURITIES LENDING COLLATERAL – 2.6%
13,404,647	Daily Assets Fund Institutional, 0.17% (cost $13,404,647)(b)(c)	13,404,647
CASH EQUIVALENTS – 0.5%
2,474,887	Central Cash Management Fund, 0.11% (cost $2,474,887)(c)	2,474,887
	Total Investments – 102.3% (cost $379,401,721)**	524,726,274
	Other Assets and Liabilities, Net – (2.3%)	(11,826,090)
	NET ASSETS – 100.0%	$512,900,184

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*  Non-income producing security.
**  The cost for federal income tax purposes was $379,868,599. At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $144,857,675. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $170,400,294 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,542,619.
†  All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $13,305,934, which is 2.6% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

9

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2013 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Russia	$368,107,131	$619,722	$—	$368,726,853
Turkey	79,631,814	—	—	79,631,814
Poland	43,966,730	—	—	43,966,730
Czech Republic	10,078,269	—	—	10,078,269
Hungary	6,443,074	—	—	6,443,074
Short-Term Instruments(1)	15,879,534	—	—	15,879,534
Total	$524,106,552	$619,722	$—	$524,726,274

(1) See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

10

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013